Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Income Tax Examination [Line Items]
Benefit from (provision for) income taxes	$ 22,337	$ 3,057
Loss before income taxes	$ (45,431)	$ (38,966)